Risk/Return Detail Data - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO	Oct. 01, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity High Yield Factor ETF
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® High Yield Factor ETF and Fidelity® Preferred Securities & Income ETFDecember 30, 2023Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity High Yield Factor ETF | Fidelity High Yield Factor ETF
Risk/Return:
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.35%
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443

[1]	AAdjusted to reflect current fees.